Note 19 - Derivatives - Effect of Derivative Instruments (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		$ (6,837)	$ 15,210
Reclassification to Interest and finance costs		5,093	12,942
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs		2,029	3,060
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation		31	31
Total		(9,972)	5,624
Cash Flow Hedging [Member]
Reclassification to Interest and finance costs		(5,093)	(12,942)
Total		(9,870)	5,624
Interest Rate Swap and Cross Currency Swap [Member] | Cash Flow Hedging [Member]
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		(1,482)	15,792
Interest Rate Cap [Member] | Cash Flow Hedging [Member]
Interest rate swaps, cross-currency swaps, and interest rate caps (included component)		(933)	5,054
Interest rate caps (excluded component) (1)	[1]	(4,422)	(5,371)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs		2,029	3,060
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation		$ 31	$ 31

[1]	Excluded component represents interest rate caps instruments time value.